Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Entity File Number	1-16497
Entity Registrant Name	MOVADO GROUP, INC.
Entity Central Index Key	0000072573
Entity Tax Identification Number	13-2595932
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	650 FROM ROAD
Entity Address, Address Line Two	SUITE 375
Entity Address, City or Town	PARAMUS
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07652-3556
City Area Code	201
Local Phone Number	267-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	MOV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false